Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Target Volatility Portfolio
September 30, 2021
VIPTV-NPRT3-1121
1.955030.108
Equity Funds - 64.2%
	Shares	Value ($)
Domestic Equity Funds - 46.1%
Fidelity Contrafund (a)	301,555	5,678,289
Fidelity Equity-Income Fund (a)	44,043	3,099,726
Fidelity Gold Portfolio (a)	159,697	3,895,015
Fidelity Large Cap Value Enhanced Index Fund (a)	403,512	6,738,647
Fidelity Low-Priced Stock Fund (a)	99,261	5,224,098
Fidelity Stock Selector All Cap Fund (a)	1,230,686	80,154,568
Fidelity U.S. Low Volatility Equity Fund (a)	454,064	5,235,361
Fidelity Value Discovery Fund (a)	66,255	2,411,688
iShares S&P 500 Index ETF	21,131	9,103,657
TOTAL DOMESTIC EQUITY FUNDS		121,541,049
International Equity Funds - 18.1%
Fidelity International Enhanced Index Fund (a)	662,565	7,367,725
Fidelity International Value Fund (a)	659,476	6,166,105
Fidelity Japan Smaller Companies Fund (a)	118,628	2,189,870
Fidelity Overseas Fund (a)	391,457	26,082,813
iShares Core MSCI EAFE ETF (b)	80,072	5,945,346
TOTAL INTERNATIONAL EQUITY FUNDS		47,751,859
TOTAL EQUITY FUNDS (Cost $120,137,178)		169,292,908

Fixed-Income Funds - 26.9%
	Shares	Value ($)
Fixed-Income Funds - 26.9%
Fidelity Inflation-Protected Bond Index Fund (a)	525,104	6,001,943
Fidelity Long-Term Treasury Bond Index Fund (a)	503,033	7,288,955
Fidelity Total Bond Fund (a)	4,013,084	44,625,498
Fidelity U.S. Bond Index Fund (a)	1,074,244	12,976,870

TOTAL FIXED-INCOME FUNDS (Cost $66,533,807)		70,893,266

Cash Equivalents - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	23,614,279	23,619,002
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	4,559,544	4,560,000
TOTAL CASH EQUIVALENTS (Cost $28,179,002)		28,179,002

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $214,849,987)	268,365,176
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(4,662,175)
NET ASSETS - 100.0%	263,703,001

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Affiliated Fund
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	12,824,535	65,317,948	54,523,481	3,527	-	-	23,619,002	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	14,684,750	10,124,750	456	-	-	4,560,000	0.0%
Total	12,824,535	80,002,698	64,648,231	3,983	-	-	28,179,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Contrafund	5,448,052	157,937	582,500	127,169	56,941	597,859	5,678,289
Fidelity Equity-Income Fund	2,968,310	88,461	333,987	70,778	36,906	340,036	3,099,726
Fidelity Gold Portfolio	4,547,494	706,115	476,294	-	(9,893)	(872,407)	3,895,015
Fidelity Inflation-Protected Bond Index Fund	6,404,801	33,366	646,680	228	47,486	162,970	6,001,943
Fidelity International Enhanced Index Fund	7,347,816	32,324	617,980	-	49,107	556,458	7,367,725
Fidelity International Value Fund	6,165,275	34,666	662,926	-	77,872	551,218	6,166,105
Fidelity Japan Smaller Companies Fund	2,108,017	-	-	-	-	81,853	2,189,870
Fidelity Large Cap Value Enhanced Index Fund	6,256,773	36,711	695,575	-	136,977	1,003,761	6,738,647
Fidelity Long-Term Treasury Bond Index Fund	8,704,121	187,100	813,972	146,697	(96,257)	(692,037)	7,288,955
Fidelity Low-Priced Stock Fund	4,873,637	446,357	513,139	419,166	19,746	397,497	5,224,098
Fidelity Overseas Fund	27,457,043	244,448	4,730,235	-	1,065,440	2,046,117	26,082,813
Fidelity Stock Selector All Cap Fund	78,224,102	517,630	9,622,708	-	1,742,988	9,292,556	80,154,568
Fidelity Total Bond Fund	53,767,393	972,627	9,228,931	722,994	554,835	(1,440,426)	44,625,498
Fidelity U.S. Bond Index Fund	22,950,650	9,614,659	19,137,742	214,019	(3,803)	(446,894)	12,976,870
Fidelity U.S. Low Volatility Equity Fund	5,456,313	47,253	662,721	12,289	87,380	307,136	5,235,361
Fidelity Value Discovery Fund	2,305,515	58,015	250,138	44,721	49,399	248,897	2,411,688
	244,985,312	13,177,669	48,975,528	1,758,061	3,815,124	12,134,594	225,137,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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